INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

Note 9 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of June 30, 2026 and 2025:

	As of June 30,
	2026	2025
Royalty	$5,621,411	$5,323,941
Game development costs	3,652,373	3,459,100
Copyright	147,400	139,600
Total intangible assets	9,421,184	8,922,641
Less: accumulated amortization	(5,902,308)	(3,921,118)
Intangible assets, net	$3,518,876	$5,001,523

Amortization expenses were $1,709,501 and currency translation differences were $271,689 for the year ended June 30, 2026. No intangible asset was written off for the year ended June 30, 2026.

Amortization expenses were $1,106,853 and currency translation differences were $48,191 for the year ended June 30, 2025. Intangible asset written off was $180,361 for the year ended June 30, 2025.

Amortization expenses were $766,923 and currency translation differences were $8,893 for the year ended June 30, 2024. No intangible asset was written off for the year ended June 30, 2024.

For the years ended June 30, 2026, 2025 and 2024, the Company did not record any impairment loss of intangible assets.